Document And Entity Information	Mar. 25, 2026
Cover [Abstract]
Entity Registrant Name	Alight, Inc. / Delaware
Amendment Flag	false
Entity Central Index Key	0001809104
Document Type	8-K
Document Period End Date	Mar. 25, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	320 South Canal Street,
Entity Address, Address Line Two	50th Floor
Entity Address, Address Line Three	Suite 5000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(224)
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false